Acquisition of Shenzhen Minheng	12 Months Ended
Dec. 31, 2018
Acquisition of Shenzhen Minheng
Acquisition of Shenzhen Minheng

4. Acquisition of Shenzhen Minheng

On April 22, 2015, the Jimu Parent acquired in 30% equity interest of Shenzhen Minheng, which is an entity established in Mainland China that undertakes factoring business, for a cash consideration of RMB0.001. The investment in the equity of Shenzhen Minheng was accounted for as equity method investment based on the equity interest of 30% attributable to the acquired ordinary shares of Shenzhen Minheng in accordance with ASC 323.

On June 30, 2016, the Jimu Parent acquired the remaining 70% equity interest of Shenzhen Minheng for a cash consideration of RMB1,000. The main purpose of the acquisition is to expand the Group’s business scope by providing point‑of‑sale installment loans to customers of the Company’s Business Partners and to obtain financing by factoring the financing receivables to third party investors through a Financial Partner.

The step‑acquisition has been accounted for as a business combination and the results of operations of Shenzhen Minheng from June 30, 2016 have been included in the Group’s consolidated financial statements as Shenzhen Minheng is part of the predecessor operation of Pintec Business. The Group engaged an independent valuation firm to assist management in valuing the equity interest acquired by the Group. The income approach was adopted to determine the fair value of equity interest estimated acquired, which was the ascertainable fair value as of June 30, 2016. The Group recorded a gain of RMB394 which was recognized as a result of the revaluation of the previously held equity interest upon obtaining control of Shenzhen Minheng. The gain is included in Other income in the consolidated statement of operations and comprehensive loss for the year ended December 31, 2016. The fair value measurement of the previously held equity interest is based on certain significant inputs not observable in the market, and thus represent Level 3 measurements. The major assumptions used in valuation consists of discount rate of 23%; and a terminal growth rate of 3%.

Goodwill arising from this transaction was attributable to the expected synergies from combining Shenzhen Minheng’s operation of point‑of‑sales lending solution with the Group, which is complementary to the Group. The identifiable intangible assets acquired upon acquisition was the customer database amounting to RMB9,697, which has an estimated useful life of approximately 5.5 years. The fair value of the intangible assets acquired was determined by adopting the replacement cost approach.

The Group made estimates and judgments in determining the fair value of acquired assets and liabilities, based on management’s experiences with similar assets and liabilities with the assistance from an independent valuation firm. The allocation of the purchase price is as follows:

		Amortization
	Amounts	Years
	RMB
Cash	310
Financing receivables, net of provision of RMB10,450	268,365
Other current assets	18,648
Amortizable intangible asset
Customer database	9,697	5.5
Goodwill	25,680
Funding debts	(310,428)
Other current liabilities	(10,878)
Deferred tax assets	2,424
Deferred tax liabilities	(2,424)
Total	1,394
Total purchase price comprised of
—Cash consideration paid by parent company	1,000
—Fair value of previously held equity interests	394
Total	1,394

The following unaudited pro forma information summarizes the results of operations of the Group for the years ended December 31, 2016, as if the acquisition of Shenzhen Minheng had been completed on January 1, 2016. These pro forma results have been prepared for comparative purposes only and do not purport to be indicative of what operating results would have been had the acquisition actually taken place on the date indicated and may not be indicative of future operating results. The pro forma adjustments are based upon available information and certain assumptions that management believes are reasonable.

	For the year ended
	December 31,
	2016	2016
	RMB	US$
Pro forma total revenues	59,916	9,055
Pro forma net loss	233,212	35,244

As of December 31, 2018, the Group performed a qualitative analysis on the goodwill arising from the acquisition taking into consideration the events and circumstances listed in ASC350 Intangibles—Goodwill and Other, including consideration of macroeconomic factors, industry and market conditions, and overall financial performance, in addition to other entity‑specific factors. Based on the analysis, the management concluded that it is not more likely than not that a goodwill impairment exists as of December 31, 2018. Nevertheless, the Group voluntarily performed a quantitative assessment of the reporting unit to which goodwill belonged as of December 31, 2018 as a supplement to the qualitative analysis. Based on the analysis result, management concluded that quantitative analysis also did not indicate that there was an impairment of goodwill as of December 31, 2018.